INCOME TAXES (Details) - Schedule of Components of Income Tax Expense (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal income taxes:
Current	$ 0	$ 0
Deferred	349	0
Total federal income taxes	349	0
State income taxes:
Current	1,824	0
Deferred	84	0
Total state income taxes	1,908	0
Total income taxes	$ 2,257	$ 0